Related Party Balances and Transactions - Schedule of Related Party Transaction (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Allowance for credit loss
Accounts receivable - related parties, gross	214,557	2,130,263
Accounts receivable - allowance for credit loss	(20,962,160)	(12,161,634)
Accounts receivable - related parties, net	35,914,321	24,302,942
Operating lease income receivable - related parties	92,587
Lei Wang [Member]
Related Party Transaction [Line Items]
Due from related parties		11,903
Wanquan Yi [Member]
Related Party Transaction [Line Items]
Due from related parties		247,688
Shenzhen Jam Box [Member]
Related Party Transaction [Line Items]
Due from related parties		389,559
Accounts receivable - related parties, gross	214,557	2,121,725
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		649,150
Due from related parties, net		649,150
Accounts receivable - related parties, gross	214,557	2,130,263
Accounts receivable - allowance for credit loss	(44,503)	(1,513)
Accounts receivable - related parties, net	170,054	2,128,750
Deferred operating lease income receivable - related parties	2,072,887
Advances to suppliers – related parties	455,079
Wenjuan Qiu	1,068
Accounts payable – related parties	157,644
Contract liability - related parties		2,906,209
Accrued liabilities and other payables - related parties	12,682	1,390,515
Due to related parties	185,062
Hualiu Boying [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties, gross		8,373
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties, gross		165
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Operating lease income receivable - related parties	92,587
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Deferred operating lease income receivable - related parties	1,012,131
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Deferred operating lease income receivable - related parties	1,060,756
Xiamen Liubengmu Culture Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advances to suppliers – related parties	446,703
Xiamen Hualiu Boying Video Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advances to suppliers – related parties	8,376
Lei Wang [Member]
Related Party Transaction [Line Items]
Wenjuan Qiu	113
Wenjuan Qiu [Member]
Related Party Transaction [Line Items]
Wenjuan Qiu	955
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Accounts payable – related parties	105,395
AOSI PRODUCTION CO LTD [Member]
Related Party Transaction [Line Items]
Accounts payable – related parties	52,249
Xiamen Pupu Investment Two [Member]
Related Party Transaction [Line Items]
Contract liability - related parties		2,906,209
Xiamen Pupu Investment Three [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties		1,390,515
Wenjuan Qiu Two [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties	1,755
Jiaming Wu One [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties	7,399
Weiyi Lin [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties	3,528
Henda Gao [Member]
Related Party Transaction [Line Items]
Due to related parties	150,250
Xiamen Wandefu Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	2,373
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 32,439